Investments in Unconsolidated Subsidiaries and Affiliates (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of results of financial position as reported by the investees
Current assets	$ 1,938	$ 5,658
Noncurrent assets	1,339	1,311
Total assets	3,277	6,969
Current liabilities	1,347	4,733
Noncurrent liabilities	1,116	749
Total liabilities	2,463	5,482
Total equity	$ 814	$ 1,487